Annual Operating Expenses {- Fidelity® Series Investment Grade Bond Fund} - 08.31 Fidelity Series Investment Grade Bond Fund Series PRO-08 - Fidelity® Series Investment Grade Bond Fund - Fidelity Series Investment Grade Bond Fund-Default
Oct. 29, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none